FINANCIAL RISK FACTORS - Contractual undiscounted cash flows (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contractual undiscounted cash flows
Lease liabilities	$ 2,352
Less than 1 year
Contractual undiscounted cash flows
Loans	1,598	$ 439
Lease liabilities	211
Between 1 and 2 years
Contractual undiscounted cash flows
Loans		418
Between 2 and 5 years
Contractual undiscounted cash flows
Issued debt - bonds		$ 39,304
Over 5 years
Contractual undiscounted cash flows
Lease liabilities	$ 1,234